Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue.
Schedule of disaggregation of revenue from contracts with customers

	For the year ended December 31,
	2021				2020			2019
						Total			Total
						other			other
		Total other segments				segments			segments
	Russia	Russia		Total			Total			Total
	(hh.ru)	(Zarplata.ru)	Other	segments	Russia	Other	segments	Russia	Other	segments
Bundled Subscriptions	3,787,713	276,535	65,823	4,130,071	2,332,272	40,195	2,372,467	2,154,831	69,120	2,223,951
CV Database Access	2,740,223	109,917	410,374	3,260,514	1,538,702	273,543	1,812,245	1,508,085	253,643	1,761,728
Job Postings	6,194,180	390,455	378,719	6,963,354	3,134,522	207,703	3,342,225	2,900,678	211,510	3,112,188
Other VAS	1,169,259	141,361	303,474	1,614,094	718,768	36,402	755,170	648,168	42,706	690,874
Total revenue	13,891,375	918,268	1,158,390	15,968,033	7,724,264	557,843	8,282,107	7,211,762	576,979	7,788,741

In the following table, revenue from contracts with customers of “Russia (hh.ru)” and “Russia (Zarplata.ru)” operating segments is disaggregated by type of customer:

	For the year ended December 31,
	2021	2020	2019
Key Accounts in Russia
Moscow and St.Petersburg	3,868,460	2,156,248	1,981,959
Other regions of Russia	1,422,118	815,323	664,649
Sub-total	5,290,578	2,971,571	2,646,608
Small and Medium Accounts in Russia
Moscow and St.Petersburg	4,881,678	2,526,381	2,579,517
Other regions of Russia	4,035,679	1,825,497	1,614,359
Sub-total	8,917,357	4,351,878	4,193,876
Foreign customers of Russia segment	95,272	57,822	41,385
Other customers in Russia	506,436	342,993	329,893
Total for “Russia” operating segment	14,809,643	7,724,264	7,211,762

Summary of receivables, contract assets and contract liabilities from contracts with customers

		As at December 31,
	Note	2021	2020
Receivables, which are included in “Trade and other receivables”	17	141,125	61,028
Contract liabilities		4,644,839	2,785,402